Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues from sales of products	$ 109	$ 75	$ 330	$ 21	$ 184	$ 351	$ 468	$ 649
Cost of sales of products	104	37	172	(14)	141	186	285	525
GROSS PROFIT	5	38	158	7	43	165	183	124
OPERATING EXPENSES
Research and development expenses			105	35		140	222	168
Selling and marketing expenses	100	61	105	82	161	187	328	438
General and administrative	351	265	277	247	616	524	1,086	1,425
TOTAL OPERATING EXPENSES	451	326	487	364	777	851	1,636	2,031
OPERATING LOSS	(446)	(288)	(329)	(357)	(734)	(686)	(1,453)	(1,907)
FINANCING INCOME (EXPENSES)
Interest and amortization of issuance cost on note and short-term loan	(22)	(28)	(51)	(33)	(94)	(84)
Interest on convertible loan and convertible note							(510)	(314)
Income (expenses) in respect of warrants issued and convertible component in convertible loan, net interest expenses	(1,374)	(319)	(7)	552	(1,649)	545	823	(921)
TOTAL FINANCING INCOME (EXPENSES)	(1,396)	(347)	(58)	519	(1,743)	461	313	(1,235)
NET INCOME (LOSS)	$ (1,842)	$ (635)	$ (387)	$ 162	$ (2,477)	$ (225)	$ (1,140)	$ (3,142)
Net loss per basic and diluted share (in Dollars per share)	$ (1.69)	$ (0.76)	$ (0.77)	$ 0.32	$ (2.56)	$ (0.45)	$ (2.07)	$ (6.72)
Weighted average number of basic and diluted common shares outstanding (in Shares)	1,090,199	841,003	505,134	505,134	966,289	505,134	550,521	467,521